UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT JUNE 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 74.2%
Aerospace & Defense: 1.9%
2,420	Harris Corp.	$457,695
5,414	Spirit AeroSystems Holdings, Inc. - Class A	440,537
		898,232
Airlines: 1.0%
9,250	Southwest Airlines Co.	469,715

Auto Parts & Equipment: 2.1%
10,290	Allison Transmission Holdings, Inc.	476,941
3,578	Lear Corp.	498,308
		975,249
Banks: 4.3%
16,235	Bank of America Corp.	470,815
15,365	Flagstar Bancorp, Inc.	509,196
10,204	Popular, Inc.	553,465
10,041	Wells Fargo & Co.	475,140
		2,008,616
Beverages: 2.0%
8,041	Coca-Cola European Partners PLC	454,316
37,477	Cott Corp.	500,318
		954,634
Biotechnology: 4.1%
2,724	Amgen, Inc.	501,978
1,740	Biogen, Inc. [1]	406,934
5,949	Incyte Corp. [1]	505,427
2,752	Vertex Pharmaceuticals, Inc. [1]	504,662
		1,919,001
Building Materials: 1.1%
20,303	Louisiana Pacific Corp.	532,345

Computers: 4.3%
5,082	Apple, Inc.	1,005,829
7,965	Cognizant Technology Solutions Corp. - Class A	504,901
24,416	HP, Inc.	507,609
		2,018,339
Distribution & Wholesale: 0.9%
10,570	HD Supply Holdings, Inc. [1]	425,760

Diversified Financial Services: 6.2%
3,161	Alliance Data Systems Corp.	442,951
15,533	Ally Financial, Inc.	481,368
10,444	E*TRADE Financial Corp.	465,802
5,554	LPL Financial Holdings, Inc.	453,040
21,070	Meta Financial Group, Inc.	591,013
14,413	OneMain Holdings, Inc.	487,304
		2,921,478
Electronics: 1.0%
4,990	Amphenol Corp. - Class A	478,741

Engineering & Construction: 1.0%
9,700	Comfort Systems USA, Inc.	494,603

Food: 1.8%
19,733	The Kroger Co.	428,404
22,452	Sprouts Farmers Market, Inc. [1]	424,118
		852,522
Healthcare Products: 1.1%
4,743	HillRom Holdings, Inc.	496,213

Healthcare Services: 2.5%
4,020	Amedisys, Inc. [1]	488,068
1,896	Chemed Corp.	684,153
		1,172,221
Home Furnishings: 1.4%
12,281	Sony Corp. - ADR	643,402

Insurance: 6.5%
5,196	The Allstate Corp.	528,381
26,238	Ambac Financial Group, Inc. [1]	442,110
6,477	Argo Group International Holdings Ltd.	479,622
12,413	Employers Holdings, Inc.	524,698
36,107	MGIC Investment Corp. [1]	474,446
3,736	Reinsurance Group of America, Inc.	582,928
		3,032,185
Internet: 5.6%
643	Amazon.com, Inc. [1]	1,217,604
3,864	Expedia Group, Inc.	514,028
3,127	F5 Networks, Inc. [1]	455,385
13,242	Yelp, Inc. [1]	452,611
		2,639,628
Iron/Steel: 0.8%
16,758	Ternium SA - ADR	375,882

Lodging: 1.2%
5,776	Hilton Worldwide Holdings, Inc.	564,546

Oil & Gas: 3.1%
20,036	Cabot Oil & Gas Corp.	460,026
4,420	Chevron Corp.	550,025
7,008	ConocoPhillips	427,488
		1,437,539
Pharmaceuticals: 3.0%
4,110	Eli Lilly and Co.	455,347
10,556	Herbalife Nutrition Ltd. [1]	451,375
3,517	Jazz Pharmaceuticals PLC [1]	501,383
		1,408,105
Retail: 3.2%
7,275	MSC Industrial Direct Co., Inc. - Class A	540,241
5,954	Starbucks Corp.	499,124
4,267	Yum! Brands, Inc.	472,229
		1,511,594
Semiconductors: 4.3%
13,800	Diodes, Inc. [1]	501,906
20,391	Intel Corp.	976,117
23,310	Kulicke & Soffa Industries, Inc.	525,641
		2,003,664
Shipbuilding: 1.1%
2,367	Huntington Ingalls Industries, Inc.	531,960

Software: 4.1%
2,888	Autodesk, Inc. [1]	470,455
8,334	CDK Global, Inc.	412,033
5,677	Citrix Systems, Inc.	557,141
18,924	Radware Ltd. [1]	467,990
		1,907,619
Telecommunications: 2.3%
3,341	Motorola Solutions, Inc.	557,045
6,924	T-Mobile US, Inc. [1]	513,345
		1,070,390
Transportation: 2.3%
6,337	CSX Corp.	490,294
5,383	Landstar Systems, Inc.	581,310
		1,071,604
TOTAL COMMON STOCKS
(Cost $32,718,303)		34,815,787

INVESTMENT COMPANIES: 7.6%
71,379	JPMorgan Ultra-Short Income ETF	3,596,788
TOTAL INVESTMENT COMPANIES
(Cost $3,586,031)		3,596,788

REAL ESTATE INVESTMENT TRUSTS: 0.9%
2,764	Simon Property Group, Inc.	441,577
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $485,740)		441,577

SHORT-TERM INVESTMENTS: 17.4%
Money Market Funds: 17.4%
8,149,774	First American Government Obligations Fund - Class X, 2.305% [2]	8,149,774
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,149,774)		8,149,774

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $44,939,848)		47,003,926
Liabilities in Excess of Other Assets: (0.1)%		(66,224)
TOTAL NET ASSETS: 100.0%		$46,937,702

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Annualized seven-day yield as of June 30, 2019.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at June 30, 2019 (Unaudited)

The CAN SLIM® Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$34,815,787	$–	$–	$34,815,787
Investment Companies	3,596,788	–	–	3,596,788
Real Estate Investment Trusts	441,577	–	–	441,577
Short-Term Investments	8,149,774	–	–	8,149,774
Total Investments in Securities	$47,003,926	$–	$–	$47,003,926

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date August 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date August 28, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date August 21, 2019

* Print the name and title of each signing officer under his or her signature.